CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 68,547	¥ 478,200	¥ 800,997
Restricted cash	101,343	706,988	1,011,705
Short-term investments			596,078
Accounts receivable	6,395	44,605	51,610
Amounts due from related parties	7,395	51,590
Advance to consumers on behalf of financing partners	306	2,135	521,908
Loan recognized as a result of payment under the guarantee, net	226,551	1,580,464	553,688
Advance to sellers	41,362	288,550	692,714
Other receivables, net	63,080	440,056	707,404
Inventory	1,977	13,792	19,380
Prepaid expenses and other current assets	22,779	158,908	417,314
Financial lease receivables, net	17,462	121,820	294,511
Assets held for sale	32,977	230,051	1,001,325
Net assets transferred	118,648	827,710
Total current assets	708,822	4,944,869	6,668,634
Noncurrent assets:
Property, equipment and software, net	15,784	110,114	199,271
Intangible assets, net	27	190	21,179
Goodwill	1,368	9,541	110,424
Long-term investments	39,124	272,936	349,882
Right-of-use assets, net	6,514	45,446
Total noncurrent assets	62,817	438,227	680,756
Total assets	771,639	5,383,096	7,349,390
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB261,226 and RMB371,474 as of December 31, 2018 and 2019, respectively)
Short-term borrowings and current portion of long-term borrowings	37,761	263,425	624,588
Accounts payable	18,325	127,836	156,320
Guarantee liabilities	55,662	388,307	146,427
Deposit of interests from consumers and payable to financing partners, current	6,049	42,199	314,231
Advance from buyers collected on behalf of sellers	21,204	147,923	270,347
Other payables and accruals	186,676	1,302,292	1,128,068
Deferred revenue	7,779	54,267	115,160
Convertible notes, current	46,536	324,644	1,188,192
Operating lease liabilities, current	4,715	32,892
Liabilities held for sale	44,441	310,029	528,498
Total current liabilities	429,148	2,993,814	4,471,831
Noncurrent liabilities
Long-term borrowings	34,550	241,026	481,801
Deposit of interests from consumers and payable to financing partners, non-current	38	265	19,356
Deferred tax liability			4,759
Convertible notes, non-current	239,786	1,672,796
Operating lease liabilities, non-current	1,444	10,075
Total noncurrent liabilities	275,818	1,924,162	505,916
Total liabilities	704,966	4,917,976	4,977,747
Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019)	83	581	575
Additional paid-in capital	1,873,450	13,069,560	12,967,986
Accumulated other comprehensive income	9,775	68,192	86,061
Accumulated deficit	(1,816,055)	(12,669,165)	(10,680,489)
Total UXIN LIMITED shareholders' equity	67,253	469,168	2,374,133
Non controlling interests	(580)	(4,048)	(2,490)
Total shareholders' equity	66,673	465,120	2,371,643
Total liabilities and shareholders' equity	$ 771,639	¥ 5,383,096	¥ 7,349,390